Related Party Transactions	9 Months Ended	12 Months Ended
	Jan. 31, 2016	Apr. 30, 2015
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

Note 4. Related Party Transactions

Related party transactions include transactions between the Company and its shareholders, management, or affiliates. The following transactions, which are pre-approved by the Board of Directors, were in the normal course of operations and were measured and recorded at the exchange amount, which is the amount of consideration established and agreed to by the parties.

Consulting Services

During the nine months ended January 31, 2016 and 2015, the Company paid a member of its Board of Directors $54,000 and $75,000, respectively, for consulting services unrelated to his duties as a board member. During the nine months ended January 31, 2016 and 2015, the Company paid a board member’s company $8,800 and nil, respectively, for consulting services unrelated to his duties as a board member. All of the amounts paid to these related parties have been recognized and expensed in the period the services were performed.

Note 9. Related Party Transactions

Related party transactions include transactions between the Company and its shareholders, management, or affiliates. The following transactions were in the normal course of operations and were measured at the exchange amount, which is the amount of consideration established and agreed to by the parties.

Consulting Services

During the years ended April 30, 2015 and 2014, the Company paid a member of its Board of Directors $62,500 and $150,000, respectively, for consulting services unrelated to their duties as board members. During the years ended April 30, 2015 and 2014, the Company paid a board member’s company $3,700 and $15,800, respectively, for consulting services. All of the amounts paid to these related parties have been recognized in expense in the period the services were performed.

Private Placement

During the year ended April 30, 2015, the Company sold an aggregate of 451,754 shares of common stock at a price of $4.80 per share and warrants to purchase an aggregate of 248,460 additional shares of common stock at an exercise price of $5.76 per share to two of its officers and directors in the March 2015 Private Placement. The proceeds of this sale were from the convertible promissory notes that were entered into on December 1, 2014 between the Company and two of its executive officers as described further in Note 7 above.